Provisions for employees' benefits - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Provisions for employees' benefits
Assets of benefit plan	$ 11,387,736	$ 10,398,810
Fair value level 1
Provisions for employees' benefits
Percentage of plan assets	53.28%	53.76%
Fair value level 2
Provisions for employees' benefits
Percentage of plan assets	46.72%	46.24%